[Aetna cover]

                           Variable Life Account B



                                   Build for
                               Retirement. Manage
                                    for Life.(SM)



                                      1996
                                     Annual
                                     Report



                                                             [Aetna Logo]
ANN.VLB-96                                              Retirement Services (SM)

As we move forward in our mission to provide the tools to help you achieve your dreams by becoming your retirement partner, it is an opportune time to reflect upon our achievements in 1996.

We continue to increase our financial strength. Aetna Life Insurance and Annuity Company (Aetna) reported operating earnings* of $168 million in 1996, a 13% increase over last year's operating earnings. During this same period, customer assets invested through Aetna increased by 20% or $5 billion, to $30 billion as of December 31, 1996.

Our Aetna funds had another outstanding year. Aeltus Investment Management, Inc., our affiliate organization which manages these funds, was named one of the World's Best Money Managers by Nelson's Publications, an organization that compares investment performance data on over 1,700 investment managers from around the world.

To broaden our customer service capabilities, we established a second Customer Service site in Phoenix, Arizona. This endeavor demonstrates our strong commitment to providing you with professional and dependable customer service at all times.

We also introduced Internet capabilities to further expand the breadth and flexibility of our customer service functions. In 1996, we gave many of our customers the ability to view their account information through the Internet. During the first quarter of 1997, some customers using Aetna's variable annuity contracts to fund their retirement plans under internal revenue code sections 403(b), 457, and 401(k), as well as individuals holding non-qualified Aetna variable annuities or individual retirement annuities, will be able to use the Internet to perform allocation changes and fund transfers. We remain steadfast in our efforts to offer all Aetna Retirement Services customers the ability to do transactions on the Internet.

The Aetna Retirement Services organization, through its subsidiary Aetna Financial Services, Inc., is in the process of developing financial planning capabilities to provide customers with the tools to achieve their retirement dreams. Once this capability is developed, Aetna Financial Services' professional financial planners, in partnership with other Aetna Retirement Services representatives, will be able to help customers define their financial objectives, evaluate their options, and advise them on the steps they can take to help turn their retirement dreams into tangible goals.

We are also presently working on an initiative to offer new options for cost-effective electronic delivery of regulatory materials such as prospectuses on CD-ROM or via the Internet. Enclosed you will find a consent agreement if you would like to choose a new delivery option for these materials that better suits your needs. Kindly take a few minutes to fill out the form and return it to us in the attached postage paid envelope if you are interested.

Please contact us if you have any questions or comments. You are the reason we're in business.

Thank you for your business and continued trust.

/s/Daniel P. Kearney
-----------------------
Daniel P. Kearney
President, Aetna Retirement Services, Inc.

------------------------
* Operating earnings exclude net realized capital gains and losses; these earnings have been further adjusted to exclude $40 million of severance and facilities charges in 1996.

[Aetna Logo]
Retirement Services (SM)
                                Consent Agreement



----------------------------------------------------------------------------
                                                             February, 1997
Dear Valued Customer,

As we move into the 21st Century, technology is rapidly evolving and more information is being delivered electronically. Replacing paper documents with electronic document delivery is not only cost effective, it conserves and protects our finite supply of natural resources.

During 1997, Aetna Life Insurance and Annuity Company ("ALIAC") plans to offer new options for electronic delivery, on CD-ROM or via the INTERNET, of securities-related regulatory materials relating to ALIAC variable annuities, variable life insurance and the underlying investment options under such products. These options will help us to provide you with up-to-date information with speed and efficiency. If you would like to take advantage of electronic delivery of future regulatory material as this delivery becomes available, please take a few minutes to check the option you prefer, fill out the form below and return it to us in the enclosed postage paid envelope. A toll-free number (800-USAETNA) is always available to request paper documents and you can change your options by writing to us (151 Farmington Ave., Hartford, CT. 06156-8972).

Aetna will keep you informed of our progress on this exciting initiative by announcing its availability in our regular communications. Until then, you can expect to continue to receive paper copy materials.

We thank you for giving us this opportunity to serve you better.

--------------------------------------------------------------------------------
                            Consent Agreement
--------------------------------------------------------------------------------

When and to the extent that ALIAC makes available such delivery, I will accept future regulatory materials (Annual Financial Reports and Semi-annual Financial Reports, as well as prospectuses and supplements for ALIAC's variable annuity and variable life insurance separate accounts and their underlying funding options) on:

[ ] Internet via http://www.aetna.com (There may be potential costs to you associated with such delivery, depending on your access carrier.)
[ ] CD ROM until INTERNET access is available
[ ] CD ROM only

--------------------------------------------------------------------------------
This consent will be in effect until revoked in writing, which may be done at any time.
--------------------------------------------------------------------------------
Last Name                       First Name                       Middle Initial

--------------------------------------------------------------------------------
Number and Street Address

--------------------------------------------------------------------------------
City                            State                            Zip Code

--------------------------------------------------------------------------------
Signature                                                        Date

--------------------------------------------------------------------------------
Social Security Number/Tax ID Number

--------------------------------------------------------------------------------

82949 (2-97)

Variable Life Account B

Statement of Assets and Liabilities - December 31, 1996

ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 2,867,163 shares (cost $85,576,983) ..................................................         $  92,871,626
  Aetna Income Shares; 1,044,098 shares (cost $13,369,967) ..................................................            13,179,787
  Aetna Variable Encore Fund; 689,138 shares (cost $8,985,791) ..............................................             9,092,185
  Aetna Investment Advisers Fund, Inc.; 1,044,556 shares (cost $14,407,610) .................................            15,791,541
  Aetna Ascent Variable Portfolio; 43,217 shares (cost $529,733) ............................................               545,378
  Aetna Crossroads Variable Portfolio; 10,326 shares (cost $123,882) ........................................               123,692
  Aetna Legacy Variable Portfolio; 1,241 shares (cost $13,943) ..............................................                13,963
  Alger American Small Capitalization Portfolio; 319,875 shares (cost $12,914,026) ..........................            13,086,083
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio; 632,915 shares (cost $12,213,929) ..............................................            13,310,213
    Growth Portfolio; 162,252 shares (cost $4,757,662) ......................................................             5,052,529
    Overseas Portfolio; 28,255 shares (cost $494,386) .......................................................               532,327
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio; 83,295 shares (cost $1,275,209) ................................................             1,410,186
    Contrafund Portfolio; 417,373 shares (cost $6,180,807) ..................................................             6,911,690
 Janus Aspen Series:
    Aggressive Growth Portfolio; 529,766 shares (cost $9,413,853) ...........................................             9,662,927
    Balanced Portfolio; 242,000 shares (cost $3,331,182) ....................................................             3,574,345
    Growth Portfolio; 462,582 shares (cost $6,608,169) ......................................................             7,174,647
    Short-Term Bond Portfolio; 383,937 shares (cost $3,801,075) .............................................             3,827,848
    Worldwide Growth Portfolio; 510,038 shares (cost $9,042,860) ............................................             9,915,136
  Scudder Variable Life Investment Fund -
    International Portfolio; 801,151 shares (cost $9,370,711) ...............................................            10,615,255
  TCI Portfolios, Inc. - Growth Fund; 633,059 shares (cost $6,629,436) ......................................             6,482,525
                                                                                                                      -------------
NET ASSETS (cost $209,041,214) ..............................................................................         $ 223,173,883
                                                                                                                      =============

Net assets represented by:

Policyholders' account values: (Notes 1 and 5)
 Aetna Variable Fund:
    Policyholders' account values ...........................................................................         $ 92,871,626
 Aetna Income Shares:
    Policyholders' account values ...........................................................................           13,179,787
 Aetna Variable Encore Fund:
    Policyholders' account values ...........................................................................            9,092,185
 Aetna Investment Advisers Fund, Inc.:
    Policyholders' account values ...........................................................................           15,791,541
 Aetna Ascent Variable Portfolio:
    Policyholders' account values ...........................................................................              545,378
 Aetna Crossroads Variable Portfolio:
    Policyholders' account values ...........................................................................              123,692
 Aetna Legacy Variable Portfolio:
    Policyholders' account values ...........................................................................               13,963
 Alger American Small Capitalization Portfolio:
    Policyholders' account values ...........................................................................           13,086,083
 Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:
    Policyholders' account values ...........................................................................           13,310,213
   Growth Portfolio:
    Policyholders' account values ...........................................................................            5,052,529
   Overseas Portfolio:
    Policyholders' account values ...........................................................................              532,327
 Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:
    Policyholders' account values ...........................................................................            1,410,186
   Contrafund Portfolio:
    Policyholders' account values ...........................................................................            6,911,690


Variable Life Account B

Statement of Assets and Liabilities - December 31, 1996 (continued):


Janus Aspen Series:
  Aggressive Growth Portfolio:
   Policyholders' account values ............................................................................         $  9,662,927
  Balanced Portfolio:
   Policyholders' account values ............................................................................            3,574,345
  Growth Portfolio:
   Policyholders' account values ............................................................................            7,174,647
  Short-Term Bond Portfolio:
   Policyholders' account values ............................................................................            3,827,848
  Worldwide Growth Portfolio:
   Policyholders' account values ............................................................................            9,915,136
Scudder Variable Life Investment Fund - International Portfolio:
   Policyholders' account values ............................................................................           10,615,255
TCI Portfolios, Inc. - Growth Fund:
   Policyholders' account values ............................................................................            6,482,525
                                                                                                                      -------------

                                                                                                                      $223,173,883
                                                                                                                      =============

See Notes to Financial Statements

Variable Life Account B

Statements of Operations and Changes in Net Assets

                                                                              Year Ended December 31,
                                                                            1996                  1995
                                                                       -------------         -------------

INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends ........................................................  $  13,813,478         $  12,965,237
Expenses: (Notes 2 and 5)
   Valuation Period Deductions ......................................     (1,905,137)           (1,149,801)
                                                                       -------------         -------------
Net investment income ...............................................     11,908,341            11,815,436
                                                                       -------------         -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

Net realized gain on sales of investments: (Notes 1, 4 and 5)

  Proceeds from sales ...............................................     29,656,908            28,828,178
  Cost of investments sold ..........................................     26,434,292            25,993,679
                                                                       -------------         -------------
    Net realized gain ...............................................      3,222,616             2,834,499
Net unrealized gain (loss) on investments: (Note 5)
  Beginning of year .................................................      4,391,574            (4,407,131)
  End of year .......................................................     14,132,669             4,391,574
                                                                       -------------         -------------
    Net change in unrealized gain ...................................      9,741,095             8,798,705
                                                                       -------------         -------------
Net realized and unrealized gain on investments .....................     12,963,711            11,633,204
                                                                       -------------         -------------
Net increase in net assets resulting from operations ................     24,872,052            23,448,640
                                                                       -------------         -------------
FROM UNIT TRANSACTIONS:
Variable life premium payments ......................................    101,416,302            44,310,537
Sales and administrative charges deducted by the Company ............     (3,032,151)           (1,381,985)
Premiums allocated to the fixed account .............................     (3,127,437)           (3,260,098)
                                                                       -------------         -------------
    Net premiums allocated to the variable account ..................     95,256,714            39,668,454
Transfers to the Company for monthly deductions .....................    (15,491,673)          (11,297,188)
Redemptions by contract holders .....................................     (4,154,465)           (3,238,332)
Transfers on account of policy loans ................................     (3,783,533)           (2,076,373)
Other ...............................................................        (40,991)               41,863
                                                                       -------------         -------------
    Net increase in net assets from unit transactions (Note 5) ......     71,786,052            23,098,424
                                                                       -------------         -------------
Change in net assets ................................................     96,658,104            46,547,064
NET ASSETS:
Beginning of year ...................................................    126,515,779            79,968,715
                                                                       -------------         -------------
End of year .........................................................  $ 223,173,883         $ 126,515,779
                                                                       =============         =============

Variable Life Account B

Condensed Financial Information - Year Ended December 31, 1996

--------------------------------------------------------------------------------------------------------------------------------

                                                              Value       Increase(Decrease)        Units
                                                             Per Unit       in Value of          Outstanding          Reserves
                                                      Beginning   End of    Accumulation            at End             At End
                                                       of Year     Year        Unit               of Year             of Year
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:
Aetna Vest                                             $28.351    $34.932      23.21%           1,517,474.5         $53,008,643
Aetna Vest II                                           15.831     19.507      23.21%             794,275.5          15,493,624
Aetna Vest Plus                                         13.301     16.389      23.21%           1,323,444.4          21,689,765
Aetna Vest Estate Protector                             10.000     11.675      16.75%  (2)         11,748.7             137,170
Corporate Specialty Market                              12.016     14.805      23.21%             171,723.7           2,542,424
--------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:
Aetna Vest                                             $21.305    $21.850      2.56%              279,436.3           6,105,721
Aetna Vest II                                           14.324     14.691      2.56%               67,932.7             997,974
Aetna Vest Plus                                         11.470     11.764      2.56%              132,814.7           1,562,403
Aetna Vest Estate Protector                             10.000     10.452      4.52%   (2)             17.0                 177
Corporate Specialty Market                              11.071     11.354      2.56%              397,512.3           4,513,512
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:
Aetna Vest                                             $15.891    $16.577      4.32%              165,067.7           2,736,269
Aetna Vest II                                           11.616     12.117      4.32%               17,257.4             209,105
Aetna Vest Plus                                         10.917     11.388      4.32%              277,635.4           3,161,633
Aetna Vest Estate Protector                             10.000     10.333      3.33%   (2)         55,176.3             570,162
Corporate Specialty Market                              10.444     10.895      4.32%              221,672.3           2,415,016
--------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:
Aetna Vest                                             $15.390    $17.547      14.02%             106,202.5           1,863,538
Aetna Vest II                                           15.561     17.742      14.02%             228,951.9           4,062,177
Aetna Vest Plus                                         13.050     14.880      14.02%             393,635.7           5,857,138
Corporate Specialty Market                              11.361     12.954      14.02%             309,462.5           4,008,688
--------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:
Aetna Vest                                             $10.000    $11.828      18.28%    (2)        3,460.3              40,930
Aetna Vest II                                           10.000     11.828      18.28%    (2)        2,054.0              24,295
Aetna Vest Plus                                         10.000     11.828      18.28%    (2)       40,593.4             480,153
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:
Aetna Vest                                             $10.000    $11.474      14.74%    (2)           99.8               1,145
Aetna Vest Plus                                         10.000     11.474      14.74%    (2)       10,665.0             122,368
Aetna Vest Estate Protector                             10.000     11.487      14.87%    (2)           15.6                 179
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:
Aetna Vest Plus                                        $10.000    $11.118      11.18%    (2)        1,255.9              13,963
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio:
Aetna Vest                                             $15.562    $16.051       3.14%              77,047.6           1,236,667
Aetna Vest II                                           15.563     16.052       3.14%              52,282.1             839,239
Aetna Vest Plus                                         15.555     16.043       3.14%             381,746.1           6,124,522
Aetna Vest Estate Protector                             10.000      9.982      (0.18%)   (2)       21,147.3             211,085
Corporate Specialty Market                              12.799     13.201       3.14%             354,114.8           4,674,570
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund :
 Equity-Income Portfolio:
Aetna Vest                                             $10.000    $10.871      8.71%   (2)          6,532.8              71,015
Aetna Vest II                                           10.000     10.871      8.71%   (2)          2,200.1              23,916
Aetna Vest Plus                                         10.000     10.871      8.71%   (2)        118,798.4           1,291,404
Aetna Vest Estate Protector                             10.000     10.883      8.83%   (2)         10,991.4             119,619
Corporate Specialty Market                              11.058     12.512     13.14%              943,466.6          11,804,259
--------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Corporate Specialty Market                              $9.911    $11.255      13.56%             448,921.8           5,052,529
--------------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Corporate Specialty Market                             $10.029    $11.241      12.09%              47,354.8             532,327
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Corporate Specialty Market                             $10.596    $12.022      13.46%             117,298.4           1,410,186
--------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Aetna Vest                                             $10.000    $11.525      15.25%    (2)       17,996.4             207,415
Aetna Vest II                                           10.000     11.525      15.25%    (2)        3,659.1              42,173
Aetna Vest Plus                                         10.000     11.525      15.25%    (2)       80,966.3             933,168
Aetna Vest Estate Protector                             10.000     11.538      15.38%    (2)       10,537.3             121,585
Corporate Specialty Market                              10.322     12.396      20.10%             452,333.3           5,607,349
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Aetna Vest                                             $15.114    $16.153       6.87%              55,921.6             903,288
Aetna Vest II                                           15.114     16.153       6.87%              35,775.8             577,877
Aetna Vest Plus                                         15.114     16.153       6.87%             221,641.2           3,580,130
Aetna Vest Estate Protector                             10.000      9.797      (2.03%)   (2)       15,306.0             149,948
Corporate Specialty Market                              11.340     12.120       6.87%             367,315.7           4,451,684
--------------------------------------------------------------------------------------------------------------------------------


Variable Life Account B

-------------------------------------------------------------------------------------------------------------------------------

                                                              Value       Increase(Decrease)        Units
                                                             Per Unit       in Value of          Outstanding         Reserves
                                                      Beginning   End of    Accumulation            at End            At End
                                                       of Year     Year        Unit               of Year            of Year
-------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Aetna Vest                                             $12.142    $13.966      15.02%              6,502.2         $   90,808
Aetna Vest II                                           12.237     14.075      15.02%              4,206.4             59,204
Aetna Vest Plus                                         12.136     13.960      15.02%            124,211.8          1,733,938
Aetna Vest Estate Protector                             10.000     11.101      11.01%   (2)        3,134.9             34,800
Corporate Specialty Market                              10.643     12.242      15.02%            135,240.2          1,655,595
-------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Aetna Vest                                             $12.704    $14.898      17.27%             30,969.1            461,370
Aetna Vest II                                           12.692     14.884      17.27%             65,830.7            979,838
Aetna Vest Plus                                         12.674     14.863      17.27%            234,144.3          3,480,132
Aetna Vest Estate Protector                             10.000     10.857       8.57%   (2)        1,608.1             17,459
Corporate Specialty Market                              10.430     12.232      17.27%            182,790.8          2,235,848
-------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Portfolio:
Aetna Vest                                             $10.967    $11.289       2.94%                595.3              6,721
Aetna Vest II                                           10.955     11.277       2.94%                751.0              8,469
Aetna Vest Plus                                         10.925     11.247       2.94%             17,621.2            198,177
Corporate Specialty Market                              10.094     10.468       3.71%   (1)      345,277.1          3,614,481
-------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Aetna Vest                                             $12.809    $16.364      27.75%             75,637.0          1,237,686
Aetna Vest II                                           12.813     16.368      27.75%             50,270.3            822,823
Aetna Vest Plus                                         12.797     16.348      27.75%            279,744.3          4,573,155
Aetna Vest Estate Protector                             10.000     11.811      18.11%   (2)       10,429.7            123,180
Corporate Specialty Market                              10.964     13.459      22.76%   (3)      234,655.4          3,158,292
-------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
 International Portfolio:
Aetna Vest                                             $12.798    $14.543      13.63%            164,419.0          2,391,112
Aetna Vest II                                           12.719     14.453      13.63%             48,351.0            698,823
Aetna Vest Plus                                         12.648     14.373      13.63%            360,050.5          5,174,856
Aetna Vest Estate Protector                             10.000     10.898       8.98%   (2)        4,363.0             47,548
Corporate Specialty Market                              10.598     12.043      13.63%            191,221.6          2,302,916
-------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - Growth Fund:
Aetna Vest                                             $13.248    $12.534      (5.39%)            84,078.3          1,053,865
Aetna Vest II                                           13.307     12.590      (5.39%)            29,273.6            368,568
Aetna Vest Plus                                         13.126     12.419      (5.39%)           361,778.0          4,492,803
Aetna Vest Estate Protector                             10.000      9.511      (4.89%)  (2)           29.2                278
Corporate Specialty Market                              12.005     11.358      (5.39%)            49,922.3            567,011
-------------------------------------------------------------------------------------------------------------------------------



Notes to Condensed Financial Information:


(1) - Reflects less than a full year of performance activity. Funds were first received in this option during February 1996.

(2) - Available for investment less than 1 year, contract commenced operations during March 1996.

(3) - Reflects less than a full year of performance activity. Funds were first received in this option during March 1996.


See Notes to Financial Statements

Variable Life Account B

Notes to Financial Statements - December 31, 1996

1. Summary of Significant Accounting Policies

   Variable Life Account B ("Account") is a separate account established by Aetna Life Insurance and Annuity Company and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a.  Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each fund on December 31, 1996:

   Aetna Variable Fund                       Janus Aspen Series:
   Aetna Income Shares                       [bullet]Aggressive Growth Portfolio
   Aetna Variable Encore Fund                [bullet]Balanced Portfolio
   Aetna Investment Advisers Fund, Inc.      [bullet]Growth Portfolio
   Aetna Ascent Variable Portfolio           [bullet]Short-Term Bond Portfolio
   Aetna Crossroads Variable Portfolio       [bullet]Worldwide Growth Portfolio
   Aetna Legacy Variable Portfolio           Scudder Variable Life
   Alger American Small                        Investment Fund -
     Capitalization Portfolio                International Portfolio
   Fidelity Investments Variable Insurance   TCI Portfolios, Inc. - Growth
      Products Fund:                           Fund
   [bullet]Equity-Income Portfolio
   [bullet]Growth Portfolio
   [bullet]Overseas Portfolio
   Fidelity Investments Variable Insurance
      Products Fund II:
   [bullet]Asset Manager Portfolio
   [bullet]Contrafund Portfolio

   b.  Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c.  Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the policies and are paid to the Company.

Variable Life Account B

3. Dividend Income

   On an annual basis the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) on investments in the Statements of Operations and Changes in Net Assets.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1996 and December 31, 1995 aggregated $113,349,117 and $29,656,908 and $71,231,087 and $28,828,178,
   respectively.

Variable Life Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996


------------------------------------------------------------------------------------------------------------------------------------


                                                            Valuation       Proceeds        Cost of            Net
                                                              Period          from        Investments       Realized
                                            Dividends       Deductions       Sales           Sold          Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                      $  9,712,578   $   (991,737)   $  5,373,083   $  4,466,494   $    906,589
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                           810,294       (121,325)      1,564,483      1,544,041         20,442
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                    477,308        (71,555)      9,490,775      9,560,169        (69,394)
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:        1,201,085       (127,990)      1,717,127      1,435,761        281,366
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                18,222         (1,210)        127,981        124,671          3,310
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:             2,462            (91)          1,317          1,263             54
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                   671            (36)            503            486             17
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization
   Portfolio:                                   33,925        (93,143)      2,003,029      1,400,608        602,421
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
Equity-Income Portfolio:                        19,619        (57,181)        625,427        574,716         50,711
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                               85,627        (30,149)        243,345        245,938         (2,593)
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:                             14,172         (4,004)        478,644        450,003         28,641
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
Asset Manager Portfolio:                        62,788        (13,383)        981,022        966,124         14,898
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                           10,199        (36,829)        353,531        314,886         38,645
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:                    79,809        (68,571)      1,171,119        858,482        312,637
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:                             70,301        (23,444)        452,062        367,517         84,545
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                              140,964        (46,593)        808,709        590,651        218,058
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Portfolio:                      84,482        (17,596)        424,360        415,377          8,983
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                    105,214        (49,874)      1,127,422        777,300        350,122
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
International Portfolio:                       173,534        (85,922)      1,752,475      1,537,715        214,760
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - Growth Fund:            710,224        (64,504)        960,494        802,090        158,404
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Life Account B             $ 13,813,478   $ (1,905,137)   $ 29,656,908   $ 26,434,292   $  3,222,616
====================================================================================================================================




------------------------------------------------------------------------------------------------------------------------------------

                                               Net Unrealized                              Net
                                                 Gain (Loss)               Net        Increase(Decrease)         Net Assets
                                           ---------------------        Change in       In Net Assets    ---------------------------
                                           Beginning        End         Unrealized        from Unit      Beginning            End
                                           of Year        of Year       Gain (Loss)     Transactions      of Year           of Year

------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                   $     65,391    $  7,294,643    $  7,229,252    $  5,056,913    $ 70,958,031   $ 92,871,626
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                        189,278        (190,180)       (379,458)      2,798,667      10,051,167     13,179,787
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                 138,935         106,394         (32,541)      3,268,179       5,520,188      9,092,185
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:     1,031,584       1,383,931         352,347       4,815,033       9,269,700     15,791,541
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                  0          15,645          15,645         509,411               0        545,378
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:              0            (191)           (191)        121,458               0        123,692
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                  0              20              20          13,291               0         13,963
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization
   Portfolio:                               595,950         172,057        (423,893)      7,688,994       5,277,779     13,086,083
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
Equity-Income Portfolio:                     28,202       1,096,283       1,068,081      11,810,807         418,176     13,310,213
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                           (36,211)        294,867         331,078       3,470,007       1,198,559      5,052,529
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:                          21,923          37,941          16,018        (102,302)        579,802        532,327
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund II:
Asset Manager Portfolio:                     47,435         134,978          87,543         298,650         959,690      1,410,186
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                        10,253         730,883         720,630       5,090,135       1,088,910      6,911,690
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:                376,606         249,074        (127,532)      5,949,433       3,517,151      9,662,927
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:                          60,589         243,163         182,574       2,648,699         611,670      3,574,345
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:                           196,848         566,478         369,630       3,974,072       2,518,516      7,174,647
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Portfolio:                    6,078          26,773          20,695       3,383,696         347,588      3,827,848
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                 227,523         872,277         644,754       7,436,957       1,427,963      9,915,136
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund-
International Portfolio:                    431,463       1,244,544         813,081       2,808,258       6,691,544     10,615,255
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - Growth Fund:         999,727        (146,911)     (1,146,638)        745,694       6,079,345      6,482,525
PolicyHolders' account values
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Life Account B          $  4,391,574    $ 14,132,669    $  9,741,095    $ 71,786,052    $126,515,779   $223,173,883
====================================================================================================================================

                          Independent Auditors' Report


The Board  of  Directors  of  Aetna  Life  Insurance  and
  Annuity Company and Policyholders of Variable Life Account B:


We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Life Account B (the "Account") as of December 31, 1996, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and condensed financial information for the year ended December 31, 1996. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Life Account B as of December 31, 1996, the results of its operations and the changes in its net assets for each of the years in the two-year period then ended, and condensed financial information for the year ended December 31, 1996 in conformity with generally accepted accounting principles.

                                              KPMG Peat Marwick LLP

Hartford, Connecticut
February 14, 1997

[Aetna Back Cover]


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Retirement Services (SM)




Insurance products offered by Aetna Life Insurance and Annuity Company and subsidiaries. Mutual funds and variable annuities are available through local representatives of Aetna Investment Services, Inc., 151 Farmington Avenue, Hartford, Connecticut 06156.

Visit our home page an the Internet
http://www.aetna.com

These reports are authorized for distribution to other persons only when preceded or accompanied by an effective prospectus or disclosure booklet for that product which gives sales expense and other pertinent information.


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ANN.VLB-96